Insurance Contracts - Summary of Interest rate Sensitivities (Details) - Interest rate - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Net equity effect
Various Types of Insurance [Line Items]
1% increase	₩ 2,984,797	₩ 2,836,959
1% decrease	(3,753,636)	(3,437,884)
Insurance contracts issued [member]
Various Types of Insurance [Line Items]
1% increase	3,016,754	2,883,974
1% decrease	(3,791,246)	(3,493,031)
Insurance contracts issued [member] | With Participation Features [Member]
Various Types of Insurance [Line Items]
1% increase	(245)	4,728
1% decrease	(12,307)	(38,055)
Insurance contracts issued [member] | Without Participation Features [Member]
Various Types of Insurance [Line Items]
1% increase	3,016,999	2,879,246
1% decrease	(3,778,939)	(3,454,976)
Reinsurance contracts held [member]
Various Types of Insurance [Line Items]
1% increase	(31,957)	(47,015)
1% decrease	₩ 37,610	₩ 55,147